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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Philips Pensions Competence Center B.V.
            -------------------------------------------
Address:    P.O. Box 6191
            -------------------------------------------
            5600 HD Eindhoven
            -------------------------------------------
            The Netherlands
            -------------------------------------------


Form 13F File Number: 28-10285
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mr. J. Snippe              Mr. G.M. van de Luitgaarden
          ------------------------------------------------------
Title:    Chief Executive Officer    Chief Financial Officer
          ------------------------------------------------------
Phone:    011-31-40-273-7106         011-31-40-273-2824
          ------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Mr. J. Snippe                 Eindhoven, The Netherlands    April 25, 2005
-------------------------------   --------------------------    ----------------

/s/ Mr. G.M. van de Luitgaarden   Eindhoven, The Netherlands    April 25, 2005
-------------------------------   --------------------------    ----------------
[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             1
                                              -----------------------

Form 13F Information Table Entry Total:                        4
                                              -----------------------

Form 13F Information Table Value Total:             U.S.$54,380
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


       No.        Form 13F File Number     Name

       01         28-10286                 Koninklijke Philips Electronics N.V.
      -----       -------------------      ------------------------------------

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
                                                      Column 4         Column 5        Column 6    Column 7       Column 8
   Column 1               Column 2      Column 3    value in USD    SHRS or SH/PUT    Investment     Other    Voting Authority
Name of issuer         Title of class     Cusip     (x $ 1,000)    PRN AMT PRN CALL   Discretion   Managers   Sole/Shared/None
-------------------    --------------   ---------   ------------   ----------------   ----------   --------   ----------------
MILLICOM INTL CELLUL   COMMON SHARE     L6388F110       21,833         1,077,091        DEFINED        1            SOLE
PHILIPPINE LONG DIST   SPON ADR         718252604        5,294           210,000        DEFINED        1            SOLE
POSCO ADR              SPON ADR         693483109        1,974            40,000        DEFINED        1            SOLE
SPDR TRUST SERIES 1    COMMON SHARE     78462F103       25,279           214,300        DEFINED        1            SOLE
                                                       -------
TOTAL                                                   54,380
                                                       =======